Goodwill and Other Intangible Assets and Liabilities - Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Cost	$ 274,522	$ 171,247
Net	145,792	72,148
Intangible assets not subject to amortization	9,294	6,099
Total intangible assets, cost	283,816	177,346
Total intangible assets, accumulated amortization	(128,730)	(99,099)
Total intangible assets, net	155,086	78,247
Computer Software Projects In Process Intangible Asset [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets not subject to amortization	4,264	1,069
Technology-Based Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	69,063	38,803
Net	$ 44,113	$ 18,082
Weighted Average Remaining Life	9 years 2 months 12 days	7 years 8 months 12 days
Total intangible assets, accumulated amortization	$ (24,950)	$ (20,721)
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	6,392	3,792
Net	$ 2,460	$ 53
Weighted Average Remaining Life	5 years 6 months	4 years 4 months 24 days
Intangible assets not subject to amortization	$ 5,030	$ 5,030
Total intangible assets, accumulated amortization		(3,739)
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	77,849	47,160
Net	$ 50,381	$ 24,820
Weighted Average Remaining Life	9 years 10 months 24 days	7 years 6 months
Total intangible assets, accumulated amortization	$ (27,468)	$ (22,340)
Computer Software, Intangible Asset [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	121,218	81,492
Net	$ 48,838	$ 29,193
Weighted Average Remaining Life	2 years 4 months 24 days	2 years 3 months 18 days
Total intangible assets, accumulated amortization	$ (72,380)	$ (52,299)